Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: August 10, 2023

Payment Date	8/15/2023
Collection Period Start	7/1/2023
Collection Period End	7/31/2023
Interest Period Start	7/17/2023
Interest Period End	8/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$7,551,657.97	$7,551,657.97	$—	—	Nov-24
Class A-4 Notes	$122,790,000.00	$5,105,922.36	$117,684,077.64	0.958417	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$171,035,657.97	$12,657,580.33	$158,378,077.64

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$174,426,868.56	$161,769,288.23	0.119256
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$174,426,868.56	$161,769,288.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$7,551,657.97	1.60000%	30/360	$10,068.88
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$171,035,657.97			$244,681.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$174,426,868.56	$161,769,288.23
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$174,426,868.56	$161,769,288.23
Number of Receivables Outstanding	25,219	24,366
Weighted Average Contract Rate	4.64%	4.65%
Weighted Average Remaining Term (months)	22	21

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$662,742.74
Principal Collections	$12,594,825.40
Liquidation Proceeds	$40,562.09
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$13,298,130.23
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$13,298,130.23

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$145,355.72	$145,355.72	$—	$—	$13,152,774.51
Interest - Class A-1 Notes	$—	$—	$—	$—	$13,152,774.51
Interest - Class A-2 Notes	$—	$—	$—	$—	$13,152,774.51
Interest - Class A-3 Notes	$10,068.88	$10,068.88	$—	$—	$13,142,705.63
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$12,975,915.88
First Allocation of Principal	$—	$—	$—	$—	$12,975,915.88
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$12,955,681.42
Second Allocation of Principal	$—	$—	$—	$—	$12,955,681.42
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$12,933,299.17
Third Allocation of Principal	$—	$—	$—	$—	$12,933,299.17
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$12,908,092.74
Fourth Allocation of Principal	$9,266,369.74	$9,266,369.74	$—	$—	$3,641,723.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,641,723.00
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$250,512.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$250,512.41
Remaining Funds to Certificates	$250,512.41	$250,512.41	$—	$—	$—
Total	$13,298,130.23	$13,298,130.23	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$174,426,868.56	$161,769,288.23
Note Balance	$171,035,657.97	$158,378,077.64
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	6	$62,754.93
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	72	$40,562.09
Monthly Net Losses (Liquidation Proceeds)			$22,192.84
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.28)%
Second Preceding Collection Period			(0.09)%
Preceding Collection Period			(0.42)%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			(0.16)%
Cumulative Net Losses for All Periods			$1,329,122.38
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.44%	71	$704,138.17
60-89 Days Delinquent	0.14%	24	$224,463.97
90-119 Days Delinquent	0.03%	6	$45,913.04
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.60%	101	$974,515.18

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		1	$7,924.73

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$270,377.01
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.13%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.09	0.05%	9	0.04%